Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following:

	As of December 31,
	2020	2021
Raw materials	195,939	429,208
Finished goods	26,963	304,801
Work in process	2,620	78,354

Total	225,522	812,363